Advances to suppliers net (Tables)	6 Months Ended
Mar. 31, 2023
Advances to suppliers net
Schedule of advance to suppliers
	As of	As of
	March 31	September 30,
	2023	2022
	(unaudited)
Advances to suppliers	$58,979,620	$48,636,862
Less: allowance for doubtful accounts	(3,375)	(3,258)
Advances to suppliers, net	$58,976,245	$48,633,604